787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

July 10, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Credit Suisse High Yield Bond Fund
Securities Act File No. 333-217833; Investment Company Act File No. 811-08777

Ladies and Gentlemen:

On behalf of the above–captioned registered, closed-end investment company (the “Fund”), and in accordance with the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), electronically transmitted herewith is Pre-Effective Amendment No. 1 to the Fund’s Registration Statement on Form N-2 (the “Amendment”) with respect to the proposed offering by the Fund of additional common shares of beneficial interest, par value $.001 per share (the “Shares”) on an immediate, delayed or continuous basis in reliance on Rule 415 under the 1933 Act. The Fund is registering $90,000,000 of Shares.

The Amendment is being filed in order to respond to comments provided by the staff of the Division of Investment Management (the “Staff”) of the Securities and Exchange Commission on June 8, 2017 regarding the above-referenced Registration Statement, make such other changes as the Fund has deemed appropriate and file any remaining exhibits.

In accordance with Rule 111 under the 1933 Act, the Fund paid a registration fee of $10,431 in connection with the initial filing of the Registration Statement.

Concurrently with the filing of the Amendment, the Fund expects to submit in writing to the Staff of the Commission a request for the acceleration of effectiveness of the Registration Statement.

Should members of the Staff have any questions or comments concerning the Registration Statement, please call the undersigned at (212) 728-8138 or Dean Caruvana of this office at (212) 728-8172.

Sincerely,

NEW YORK     WASHINGTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh

Securities and Exchange Commission

July 10, 2017

/s/ Elliot J. Gluck
Elliot J. Gluck

Enclosures

cc:	Rose F. DiMartino, Willkie Farr & Gallagher LLP
Dean Caruvana, Willkie Farr & Gallagher LLP